Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 331,799	$ 305,698
Cost of revenue and expenses:
Cost of revenue	282,862	269,496
Research and development	26,003	23,497
General and administrative	44,234	37,042
Sales and marketing	16,278	15,073
Foreign exchange loss	3,974	6,378
Depreciation and amortization (notes 8 and 9)	4,299	4,416
Loss on sale of assets	32	62
Cost of revenue and expenses	377,682	355,964
Loss from operations	(45,883)	(50,266)
Income from investments accounted for by the equity method	780	930
Gain on sale of investment (note 6)	0	19,119
Loss on extinguishment of royalty payable (note 16)	(2,909)	0
Interest on long-term debt and accretion of royalty payable	(2,981)	(3,351)
Impairment of long-term investment (note 7)	413	0
Other income, net	0	879
Interest income, net of bank charges	2,690	1,406
Loss before income taxes	(48,716)	(31,283)
Income tax expense (recovery) (note 19(a)):
Current	1,786	1,852
Deferred	(784)	(440)
Income tax expense (recovery)	1,002	1,412
Net loss for the year	(49,718)	(32,695)
Other comprehensive income (loss):
Cumulative translation adjustment	4,473	(1,824)
Comprehensive loss	$ (45,245)	$ (34,519)
Loss per share:
Net loss per share, basic (in dollars per share)	$ (2.90)	$ (1.91)
Net loss per share, diluted (in dollars per share)	$ (2.90)	$ (1.91)
Weighted average common shares outstanding:
Basic (in shares)	17,173,016	17,122,531
Diluted (in shares)	17,173,016	17,122,531